Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Compensation
Summary of Stock Option Activity

A summary of option activities during the year ended December 31, 2021 is presented below:

			Weighted		Weighted
		Weighted	Average	Aggregate	Average
		Average	Remaining	Intrinsic	Grant-Date
	Number of	Exercise	Contractual	Value of	Fair
	Options	Price	Term	Options	Value
		RMB		RMB	USD
Outstanding, as of January 1, 2021	2,004,465	0.5	3.7	148,848	2.17
Forfeited	—
Exercised	(91,756)				2.75
Outstanding, as of December 31, 2021	1,912,709	0.4	2.7	55,641	2.14
Vested and expected to vest as of December 31, 2021	1,912,709	0.4	2.7	55,641	2.14
Exercisable as of December 31, 2021	1,912,709	0.4	2.7	55,641	2.14

Schedule of restricted share units activities

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB
Outstanding, as of December 31, 2020	3,334,932	68.40

Granted	3,507,087	68.53
Vested	(2,088,614)	77.03
Forfeited	(440,291)	85.06
Outstanding and unvested, as of December 31, 2021	4,313,114	68.51

Schedule of Allocated Share-Based Compensation Expense

	For Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Fulfillment	9,839	8,497	16,845
Sales and marketing	22,209	38,631	89,275
Technology and content	9,817	16,711	38,001
General and administrative	33,318	44,601	52,426

	75,183	108,440	196,547